SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Cash and Cash Equivalents, at Carrying Value		$ 16,368	$ 24,021
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 12,802